Law Offices

Stradley Ronon Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, Pennsylvania 19103-7018
(215) 564-8000

Direct Dial - (215) 564-8011

December 10, 2019

VIA EDGAR SUBMISSION

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re: Global Beta ETF Trust
      Registration Statement on Form N-1A

Dear Sir/Madam:

Included for filing under Section 8 of the Investment Company Act of 1940, as amended (the “1940 Act”), and Section 6 of the Securities Act of 1933, as amended, is the Registration Statement on Form N-1A for Global Beta ETF Trust, a statutory trust organized under the laws of the State of Delaware (the “Trust”).

No fee is required in connection with this filing.  Please direct questions and comments relating to this filing to me at the above number, or in my absence, to J. Stephen Feinour, Jr. at (215) 564-8521.

Sincerely, /s/ Michael D. Mabry Michael D. Mabry, Esquire